Basis of Presentation - Summary of Store activity (Details)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020 Store	Sep. 30, 2021 Store Business	Sep. 30, 2021 Store Business	Dec. 31, 2020 Store	Dec. 31, 2019 Store
Schedule Of Store Activity [Line Items]
Stores, end of the period		116	116
Franchised Stores [Member]
Schedule Of Store Activity [Line Items]
Stores, beginning of the period	117	97	102	117	109
Stores opened during the period		0	3	9
Stores transferred/sold to the Company	(2)			(2)	0
Stores closed during the period	(22)	(4)	(12)	(22)	(7)
Stores, end of the period	102	93	93	102	117
Corporate Owned Stores [Member]
Schedule Of Store Activity [Line Items]
Stores, beginning of the period		22	17	13
Stores opened during the period		2	7	2
Stores transferred/sold to the Company				2
Stores closed during the period | Business		(1)	(1)
Stores, end of the period	17	23	23	17	13